PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2024 and December 31, 2023 is summarized as follows:

	March 31, 2024 (000’s)	December 31, 2023 (000’s)
Computer equipment	$531	$531
Furniture and fixtures	109	109
Manufacturing equipment	-	372
Testing/Demo equipment	312	356
Leasehold improvements	84	84
Total	1,036	1,452
Less accumulated depreciation	(854)	(943)
Property and equipment, net	$182	$509

Property and equipment as of December 31, 2023 and 2022 is summarized as follows:

	December 31, 2023 (000’s)	December 31, 2022 (000’s)
Computer equipment	$531	$397
Furniture and fixtures	109	109
Manufacturing equipment	372	372
Testing/Demo equipment	356	304
Leasehold improvements	84	84
Total	1,452	1,266
Less accumulated depreciation	(943)	(601)
Property and equipment, net	$509	$665